Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 26, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

GRANT OF PLAN-BASED AWARDS

		All Other Option Awards: Number of Shares of	Grant Date Fair Value of Stock
Name	Grant Date	Stock or Units (#)	Awards ($)
Luciano Melluzzo	8/26/2024	102,368	$620,350

Scott Glassman	8/26/2024	61,281	371,363

Each named executive officer was granted restricted stock units (RSUs) on August 26, 2024.

Awards Close in Time to MNPI Disclosures, Table
		All Other Option Awards: Number of Shares of	Grant Date Fair Value of Stock
Name	Grant Date	Stock or Units (#)	Awards ($)
Luciano Melluzzo	8/26/2024	102,368	$620,350

Scott Glassman	8/26/2024	61,281	371,363

Luciano Melluzzo [Member]
Awards Close in Time to MNPI Disclosures
Name		Luciano Melluzzo
Underlying Securities		102,368
Fair Value as of Grant Date		$ 620,350
Scott Glassman [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott Glassman
Underlying Securities		61,281
Fair Value as of Grant Date		$ 371,363